Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Rockefeller Opportunistic Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller Opportunistic Municipal Bond ETF
Class Name	Rockefeller Opportunistic Municipal Bond ETF
Trading Symbol	RMOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller Opportunistic Municipal Bond ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmop. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Opportunistic Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmop
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Opportunistic Municipal Bond ETF	$29	0.55%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 302,628,000
Holdings Count | Holdings	272
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$302,628
Number of Holdings	272
Portfolio Turnover	56%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Worthington City School District, GO, Call 12/01/32	3.5
Texas Transportation Finance Corp., Call 10/01/35	3.5
County of Miami-Dade FL Water & Sewer System Revenue, Call 10/01/35	3.4
Travis County Healthcare District, GO, Call 03/01/35	2.8
New York City Transitional Finance Authority Future Tax Secured Revenue	2.7
New York City Housing Development Corp.	1.7
New York City Municipal Water Finance Authority	1.5
Colorado Health Facilities Authority, Call 06/15/35	1.4
Ontario County Local Development Corp., Call 12/01/33	1.3
Charlotte-Mecklenburg Hospital Authority, Call 01/14/26, Put 01/14/26	1.3

Rockefeller New York Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller New York Municipal Bond ETF
Class Name	Rockefeller New York Municipal Bond ETF
Trading Symbol	RMNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller New York Municipal Bond ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmny. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller New York Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmny
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller New York Municipal Bond ETF	$29	0.55%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 20,774,000
Holdings Count | Holdings	73
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$20,774
Number of Holdings	73
Portfolio Turnover	47%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
New York City Municipal Water Finance Authority, Call 12/15/35	3.7
Suffolk Regional Off-Track Betting Corp., Call 06/01/29	3.7
Ontario County Local Development Corp., Call 12/01/33	3.7
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	3.5
City of New York, NY, GO, Call 03/01/34	3.3
Onondaga Civic Development Corp., Call 06/01/35	3.1
New York State Dormitory Authority, Call 09/15/35	2.6
New York Energy Finance Development Corp	2.6
New York State Dormitory Authority, Call 07/01/35	2.6
New York State Dormitory Authority, Call 07/01/35	2.6

Rockefeller U.S. Small-Mid Cap ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller U.S. Small-Mid Cap ETF
Class Name	Rockefeller U.S. Small-Mid Cap ETF
Trading Symbol	RSMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller U.S. Small-Mid Cap ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rsmc. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller U.S. Small-Mid Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rsmc
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller U.S. Small-Mid Cap ETF	$38	0.75%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 714,267,000
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$714,267
Number of Holdings	44
Portfolio Turnover	27%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
FirstCash Holdings, Inc.	4.1
StoneX Group, Inc.	4
Badger Meter, Inc.	3.8
HA Sustainable Infrastructure Capital, Inc. - REIT	3.5
RadNet, Inc.	3.5
BJ's Wholesale Club Holdings, Inc.	3.4
PJT Partners, Inc. - Class A	3.2
Western Alliance Bancorp	2.9
RBC Bearings, Inc.	2.7
Merit Medical Systems, Inc.	2.7

Rockefeller California Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller California Municipal Bond ETF
Class Name	Rockefeller California Municipal Bond ETF
Trading Symbol	RMCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller California Municipal Bond ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmca. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller California Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmca
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller California Municipal Bond ETF	$29	0.56%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 14,518,000
Holdings Count | Holdings	65
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$14,518
Number of Holdings	65
Portfolio Turnover	95%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
State of California	3.7
California Municipal Finance Authority, Call 07/01/32	3.6
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34	3.6
Lammersville Joint Unified School District, ST, Call 09/01/32	3.6
California Housing Finance Agency, FHA 542(C), Call 08/01/33	3.5
Downey Unified School District	3.3
California School Facilities Financing Authority, AG	3.2
City of Los Angeles Department of Airports, Call 05/15/35	2.9
California Public Finance Authority, Call 03/01/32	2.8
California Community Choice Financing Authority	2.6

Rockefeller Global Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller Global Equity ETF
Class Name	Rockefeller Global Equity ETF
Trading Symbol	RGEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller Global Equity ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rgef. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Global Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rgef
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Global Equity ETF	$30	0.55%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
Net Assets	$ 780,400,000
Holdings Count | Holdings	71
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$780,400
Number of Holdings	71
Portfolio Turnover	3%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Alphabet, Inc. - Class A	5.9
Microsoft Corp.	4.1
Samsung Electronics Co. Ltd.	3.9
Amazon.com, Inc.	3.5
Meta Platforms, Inc. - Class A	3.4
NVIDIA Corp.	2.7
Shell PLC, ADR	2.4
Applied Materials, Inc.	2.2
GE Aerospace	1.9
Apple, Inc.	1.9